Goodwill and Identifiable Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Intangible Assets and Goodwill [Table Text Block]

These assets were a result of the Angel Business and Aldagen acquisitions. The carrying value of those intangible assets, and the associated amortization, were as follows:

	March 31,	December 31,
	2013	2012
Trademarks	$2,310,000	$2,310,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	29,585,000	29,585,000

Total	$34,958,000	$34,958,000
Less accumulated amortization	(914,296)	(822,713)
	$34,043,704	$34,135,287

The carrying value of those intangible assets, and the associated amortization, were as follows:

	December 31, 2012	December 31, 2011
Trademarks	$2,310,000	$320,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	29,585,000	—
Total	$34,958,000	$3,383,000
Less accumulated amortization	(822,713)	(466,958)
	$34,135,287	$2,916,042

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2014	366,500
2015	366,500
2016	366,500
2017	366,500
2018	366,500
Thereafter	2,718,600

Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2013	366,500
2014	366,500
2015	366,500
2016	366,500
2017	366,500
Thereafter	2,718,600

Schedule of Goodwill [Table Text Block]

The table below sets forth the changes in the carrying amount of goodwill for the period indicated:

Balance at January 1, 2010	$--

Goodwill related to Sorin Asset Purchase	706,823

Balance at December 31, 2010	$706,823

Change in 2011	--

Balance at December 31, 2011	$706,823

Goodwill related to Aldagen acquisition	616,826
Adjustment as a result of immaterial measurement period change	(195,132)
Balance at December 31, 2012	$1,128,517